Financial Instruments (Details 4)	12 Months Ended
Dec. 31, 2019 $ / shares
Disclosure of detailed information about financial instruments [line items]
Dividend yield	0.00%
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Expected volatility	63.02%
Risk-free interest	1.69%
Exercise price	$ 3.45
Expected life	4 years 10 months 21 days
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Expected volatility	65.22%
Risk-free interest	1.71%
Exercise price	$ 4.00
Expected life	5 years 6 months 7 days